Schedule of recoverable taxes (Details) - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Recoverable taxes, current	R$ 1,969	R$ 1,850
[custom:NoncurrentRecoverableTaxes-0]	1,997	3,442
[custom:RecoverableTaxes-0]	3,966	5,292
I C M S V A T [Member]
IfrsStatementLineItems [Line Items]
Recoverable taxes, current	113	97
[custom:NoncurrentRecoverableTaxes-0]	342	257
P I S And Paseptaxes [Member]
IfrsStatementLineItems [Line Items]
Recoverable taxes, current	329	311
[custom:NoncurrentRecoverableTaxes-0]	316	588
Cofins Tax [Member]
IfrsStatementLineItems [Line Items]
Recoverable taxes, current	1,508	1,426
[custom:NoncurrentRecoverableTaxes-0]	1,339	2,594
Other Tax Recoverable [Member]
IfrsStatementLineItems [Line Items]
Recoverable taxes, current	19	16
[custom:NoncurrentRecoverableTaxes-0]	R$ 0	R$ 3